Share Capital and Other Equity Instruments - Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price (Details)			1 Months Ended			12 Months Ended
	Jan. 31, 2021 shares	May 26, 2020 $ / shares	Oct. 31, 2021 shares	Jul. 31, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance | shares						2,485,555	2,485,555	2,209,864	2,209,864	21,625
Number of Share Options, Granted | shares	40,000		352,000	50,000	50,000			436,570	436,570	2,218,810
Number of Share Options, Forfeited | shares						(1,321,651)	(1,321,651)	(153,982)	(153,982)	(16,774)
Number of Share Options, Exercised | shares								(5,391)	(5,391)
Number of Share Options, Cancelled | shares										(11,713)
Number of Share Options, Expired | shares						(136,126)	(136,126)	(1,506)	(1,506)	(2,084)
Number of options, Repriced - options before repricing | shares								(1,929,685)	(1,929,685)
Number of options, Repriced - options after repricing | shares								1,929,685	1,929,685
Number of share Options, Ending Balance | shares						1,027,778	1,027,778	2,485,555	2,485,555	2,209,864
Weighted Average Exercise Price, Beginning Balance | $ / shares						$ 18.70		$ 38.72		$ 1,464.49
Weighted Average Exercise Price, Granted | $ / shares								14.06		33.13
Weighted Average Exercise Price, Forfeited | $ / shares						14.34		19.33		159.61
Weighted Average Exercise Price, Exercised | $ / shares								15.21
Weighted Average Exercise Price, Cancelled | $ / shares										1,237.94
Weighted Average Exercise Price, Expired | $ / shares						40.70		2,462.46		1,176.20
Weighted Average Exercise Price, Repriced - options before repricing | $ / shares								35.14
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares		$ 15.21						15.21
Weighted Average Exercise Price, Ending Balance | $ / shares						$ 21.39		$ 18.70		$ 38.72
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance | shares						305,000	305,000
Number of Share Options, Granted | shares						492,000	492,000	305,000	305,000
Number of Share Options, Forfeited | shares						(38,000)	(38,000)
Number of Share Options, Expired | shares						(10,000)	(10,000)
Number of share Options, Ending Balance | shares						749,000	749,000	305,000	305,000
Weighted Average Exercise Price, Beginning Balance | $ / shares							$ 4.70
Weighted Average Exercise Price, Granted | $ / shares							2.80		$ 4.70
Weighted Average Exercise Price, Forfeited | $ / shares							4.10
Weighted Average Exercise Price, Expired | $ / shares							4.27
Weighted Average Exercise Price, Ending Balance | $ / shares							$ 3.49		$ 4.70